Document and Entity Information	Jan. 13, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000935036
Document Type	8-K
Document Period End Date	Jan. 13, 2020
Entity Registrant Name	ACI WORLDWIDE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-25346
Entity Tax Identification Number	47-0772104
Entity Address, Address Line One	3520 Kraft Rd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34105
City Area Code	(239)
Local Phone Number	403-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.005 par value
Trading Symbol	ACIW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false